ACQUISITIONS	6 Months Ended
Jun. 30, 2017
ACQUISITIONS
ACQUISITIONS

3. ACQUISITIONS

        (i) In January 2016, the Group completed the transaction of strategic alliance with AccorHotels ("Accor"). Pursuant to the master purchase agreement, the Group acquired 100% equity interest of certain wholly-owned subsidiaries of Accor engaged in the business of owning, leasing franchising, operating and managing hotels under Accor brands in the midscale and economy market in the PRC, Taiwan and Mongolia, as well as a non-controlling stake of 28% for Accor Luxury and Upscale hotel operating platform, held by AAPC Hotel Management Limited ("AAPC LUB") in Greater China. The total consideration consists of cash consideration of RMB120,439 and consideration amounted to RMB1,143,521 which was measured at the market price of the 24,895,543 ordinary shares on the issuance date.

        The net revenue and net income of the acquirees included in the consolidated statements of comprehensive income for the year ended December 31, 2016 were RMB152,595, and RMB64,047, respectively.

        The following table summarizes unaudited pro forma results of operation for the year ended December 31, 2016 assuming that the acquisition occurred as of January 1, 2016. The pro forma results have been prepared for comparative purpose only based on management's best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2016.

Year Ended December 31, 2016
Pro forma net revenue	6,548,083
Pro forma net income	806,921

        The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2016	Amortization Period
Current assets	207,396
Property and equipment	311,045	5 - 30 years
Favorable leases	3,009	remaining lease terms
Master brand agreement	192,000	Indefinite
Land use rights	149,668	remaining contracts terms
Long-term investments	417,604
Goodwill	63,160
Other noncurrent assets	1,664
Current liabilities	(38,634)
Deferred tax liabilities	(42,952)

Total	1,263,960

        (ii) The Group acquired 100% of the equity interest of Crystal Orange Hotel Holdings Limited (the "Crystal Orange") on May 25, 2017.

        The total purchase price consisted of the following:

	Amount(RMB'000)
Initial Consideration	3,718,673
Pre-combination compensation cost	50,000
Closing Adjustment		*
Total purchase price	3,768,673

*

Closing adjustment is determined by several complex adjustment clauses relating net cash, net working capital amount and income tax payable amount of Crystal Orange as of closing date, which were defined in the share purchase agreement. The closing adjustment amount is immaterial based on the preliminary result, while not finalized till this report date.

        Under the acquisition method of accounting, the net assets of Crystal Orange acquired pursuant to the acquisition were recorded at their fair values as of the date of the closing of the acquisition based on a preliminary purchase price allocation report prepared by a third-party appraiser. The following is a summary of the fair values of the assets acquired and liabilities assumed based on the preliminary purchase price allocation report:

	May 25, 2017	Amortization Period
Current assets	137,314
Property and equipment	842,102	3 - 20 years
Favorable leases	97,480	remaining lease terms
Franchise agreement	63,000	remaining contract terms
Brand Name	1,305,699	indefinite life
Goodwill	1,965,206
Other noncurrent assets	130,813
Current liabilities	(222,205)
Noncurrent liabilities	(179,985)
Deferred tax liabilities	(366,545)
Noncontrolling interest	(4,206)

Total	3,768,673

        Goodwill was recognized as a result of expected synergies from combining operations of the Group and acquired business and other intangible assets that don't qualify for separate recognition. Goodwill is not amortized and is not deductible for tax purposes.

        The net revenue and net income of the acquirees included in the consolidated statements of operations for the six-month period ended June 30, 2017 were RMB 119,050, and RMB 14,029 respectively.

        The following table summarizes unaudited pro forma results of operation for the year ended December 31, 2016 and six-month period ended June 30, 2017 assuming that the acquisition occurred as of January 1, 2016. The pro forma results have been prepared for comparative purpose only based on management's best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2016.

	Year Ended December 31, 2016	Six-month Period Ended June 30, 2017
Pro forma net revenue	7,473,851	3,983,463
Pro forma net income	857,213	577,878

        As the total cost incurred by Crystal Orange directly attributable to the business combination includes RMB256.3 million related to the consultation services agreements and option cancellation agreement and transaction cost of RMB 46 million are non-recurring in nature, they were eliminated from the calculation of pro forma net income.